Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) (Superior Living SDN. BHD) - Superior Living SDN. BHD. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Computer and Office Equipment [Member] | Minimum [Member]
Estimated Useful Life of Property and Equipment	5 years	5 years
Computer and Office Equipment [Member] | Maximum [Member]
Estimated Useful Life of Property and Equipment	7 years	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Estimated Useful Life of Property and Equipment	6 years	6 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated Useful Life of Property and Equipment	7 years	7 years
Leasehold Improvements [Member]
Estimated Useful Lives of Property and Equipment	Lease Term	Lease Term
Vehicle [Member]
Estimated Useful Life of Property and Equipment	5 years	5 years